NOTICE TO SHAREHOLDERS
THE WWW FUNDS [LOGO]                                               JUNE 30, 2002



                             FOR ACCOUNT INFORMATION PLEASE CALL: 1-888-999-8331

P.O. BOX 25910
LEXINGTON, KY 40524-5910


                                  THE WWW FUNDS
               SUPPLEMENT TO THE PROSPECTUS DATED OCTOBER 31, 2001

                 THE FOLLOWING INFORMATION REPLACES THE SIMILAR
        INFORMATION FOUND IN THE PROSPECTUS IN THE INDICATED LOCATIONS.

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LOCATION                                NEW INFORMATION
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PAGE 3                                  WWW Internet Fund will seek to achieve its objective by investing  primarily,  under normal conditions, at least 80% of its assets in common stock of domestic companies that
1st sentence in the                     are designing, developing or manufacturing  hardware or software products or services for
1st paragraph under                     the  Internet. WWW Internet Fund will provide its  shareholders  with at least 60 days
heading "PRINCIPAL                      prior notice of any change in this investment strategy. Assets means net assets, plus the
INVESTMENT  STRATEGIES"                 amount of any borrowings for investment purposes.

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PAGE 4                                  When WWW Advisors,  Inc., the Fund Manager,  determines that adverse market  conditions exist, WWW Internet Fund may adopt a temporary  defensive posture and invest all or part of
1st paragraph under heading             its assets in money market instruments, money market funds, and/or long or short positions
"DEFENSIVE POSITIONS"                   in shares of other investment companies, unit investment trusts, depository receipts and exchange traded funds that hold stocks, bonds and/or money market instruments expected to closely track the performance and dividend yield of specific indices. The taking of such a temporary defensive posture may adversely affect the ability of the WWW Internet Fund to achieve its investment objective. There is the additional risk that any long or short position taken by the Fund manager may be ill-timed, causing the NAV of the Fund to be adversely affected. Investments in exchange traded funds and other investment companies, including money market funds, are not guaranteed by the FDIC or any government agency and are subject to risks similar to their underlying stocks, bonds or money market instruments. Although exchange traded funds may be bought and sold on an exchange, various issues may be more or less liquid and the inability to unwind a position may adversely affect the Fund's NAV.

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PAGE 8                                  WWW Global Internet Fund will seek to achieve its objective by investing  primarily, under normal conditions, at least 80% of its assets in common stock of foreign  companies and
1st sentence in the 1st                 domestic  companies that are designing,  developing or manufacturing hardware or software
paragraph under heading                 products or services for the Internet.  WWW Global Internet Fund will provide its
"PRINCIPAL INVESTMENT                   shareholders with at  least 60 days prior notice of any change in this investment strategy.
STRATEGIES"                             Assets means net assets, plus the amount of any  borrowings for investment purposes.

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PAGE 9                                  When WWW Advisors, Inc., the Fund Manager, determines that adverse market conditions exist,
                                        WWW Global Internet Fund may adopt a temporary defensive posture and invest all or part of
1st paragraph under heading             its assets in money market  instruments,  money market funds, and/or long or short
"DEFENSIVE POSITIONS"                   positions in shares of other investment companies, unit investment  trusts,  depository receipts and exchange traded funds that hold stocks, bonds and/or money market instruments expected to closely track the performance and dividend yield of specific indices. The taking of such a temporary defensive posture may adversely affect the ability of the WWW
                                        Global Internet Fund to achieve its investment objective. There is the additional risk that any long or short position taken by the Fund manager may be ill-timed, causing the NAV of the Fund to be adversely affected. Investments in exchange traded funds and other investment companies, including money market funds, are not guaranteed by the FDIC or any government agency and are subject to risks similar to their underlying stocks, bonds or money market instruments. Although exchange traded funds may be bought and sold on an exchange, various issues may be more or less liquid and the inability to unwind a position may adversely affect the Fund's NAV.

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PAGE 23                                 Effective April 1, 2002,  except in  circumstances  described  below, a redemption fee of
                                        2.00% payable to and retained by a Fund will be imposed on any  redemption of shares within
7th paragraph under heading             12 months of the date of purchase. The 2.00% fee is imposed on the net asset value of the
"CONTINGENT REDEMPTION FEE"             redeemed  shares at the time of  redemption.  This fee is  designed to offset the market impact and other costs associated with fluctuations in Fund assets levels and cash flow caused by short-term shareholder trading. No redemption fee will be imposed on the exchange of shares between Funds.

                                        No redemption fee will be imposed on shares acquired through the reinvestment of dividends or capital gain distributions.

                                        Any redemption fee applicable to shares purchased prior to April 1, 2002 and redeemed after such date is hereby waived.
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